[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
THE THAI FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Thai Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
THAI INVESTMENT PLAN (91.7%)
THAI COMMON STOCKS (91.5%)
(Unless Otherwise Noted)
Beverages (1.0%)
Serm Suk PCL		2,252,600	$1,234
Building Products (0.9%)
Dynasty Ceramic PCL		2,335,500	1,129
Capital Markets (1.5%)
Kim Eng Securities Thailand PCL		2,989,000	1,838
Chemicals (1.0%)
Aromatics Thailand PCL		1,692,600	1,143
Commercial Banks (16.9%)
Bangkok Bank PCL		2,050,750	5,750
Kasikornbank PCL		3,078,000	5,226
Krung Thai Bank PCL		14,158,300	3,970
Siam Commercial Bank PCL		3,221,300	5,344
			20,290
Construction & Engineering (5.2%)
CH. Karnchang PCL	(a)	3,587,300	1,006
Italian-Thai Development PCL		23,874,400	4,268
Sino Thai Engineering & Construction PCL		3,926,000	960
			6,234
Construction Materials (11.6%)
Siam Cement PCL		2,292,000	13,914
Consumer Finance (0.4%)
Krungthai Card PCL		709,000	445
Food & Staples Retailing (1.9%)
Siam Makro PCL		1,087,600	2,280
Household Durables (6.7%)
Asian Property Development PCL		26,301,300	2,842
Golden Land Property PCL	(a)	(3,219,400)	795
Lalin Property PCL		11,633,800	1,826
Land & Houses PCL		11,297,500	2,368
Quality House PCL		6,852,000	227
			8,058
Independent Power Producers & Energy Traders (3.0%)
Electricity Generating PCL		1,752,100	3,538
Insurance (0.8%)
Bangkok Insurance PCL		175,435	1,011
Marine (0.8%)
Thoresen Thai Agencies PCL		1,995,300	934
Media (1.4%)
ITV PCL	(a)	(2,973,500)	757
MCOT PCL		1,046,400	942
			1,699
Multiline Retail (2.3%)
Big C Supercenter PCL		2,605,700	2,698
Oil, Gas & Consumable Fuels (23.7%)
Banpu PCL		1,053,700	4,039
PTT Exploration & Production PCL		510,300	7,246
PTT PCL		2,425,300	14,598
Thai Oil PCL		1,527,400	2,593
			28,476
Real Estate (1.0%)
MBK PCL		937,800	1,194
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd.	(a)(b)(c)(e)	958	@—
Wireless Telecommunication Services (11.4%)
Advanced Info Service PCL		5,811,500	13,679
TOTAL THAI COMMON STOCKS (Cost $79,179)			109,794

1

		No. of
		Warrants
WARRANTS (0.2%)
Commercial Banks (0.0%)
Quality House PCL, expiring 9/11/08	(a)	1,370,400	9
Construction & Engineering (0.2%)
Sino Thai Engineering & Construction PCL, expiring 4/18/08	(a)	1,973,983	185
TOTAL WARRANTS (Cost $@-)			194

		No. of
		Rights
RIGHTS (0.0%)
Diversified Telecommunication Services (0.0%)
TelecomAsia Corp. PCL (Cost $@-)	(a)(b)(e)	721,421	@—
TOTAL THAI INVESTMENT PLAN (91.7%) (Cost $79,179)			109,988

		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (1.0%)
Repurchase Agreement (1.0%)
J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06 repurchase price $1,179 (Cost $1,179)	(d)	$1,179	1,179
TOTAL INVESTMENTS+(92.7%)(Cost $80,358)			111,167
OTHER ASSETS IN EXCESS OF LIABILITIES (7.3%)			8,784
NET ASSETS (100%)			$119,951

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2006, the Fund held fair value securities, totaling less than $500, representing less than 0.05% of net assets.
(c)	Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At March 31, 2006, this security had a market value of $0, representing 0.0% of net assets.
(d)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(e)	Security has been deemed illiquid – At March 31, 2006.
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $80,358,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $30,809,000 of which $38,056,000 related to appreciated securities and $7,247,000 related to depreciated securities.

@	Face Amount/Value is less than $500.

2

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006